Consolidated Statements of Cash Flows - USD ($)	12 Months Ended
	Dec. 31, 2023	Dec. 31, 2022	Dec. 31, 2021
CASH FLOWS FROM OPERATING ACTIVITIES
Net income	$ 986,471	$ 1,115,260	$ 1,661,881
Adjustment to reconcile net income to net cash provided by operating activities
Depreciation and amortization	722,778	347,189	121,875
Gain on disposal of property and equipment			(3,168)
Loss on change in fair value of short-term investments	13,319
Gain on sale of long-term investments		(14,861)
Amortization of operating lease Right-of-use assets, nets	181,791	230,305	111,826
Changes in Operating Assets and Liabilities
Accounts receivable	437,684	(1,750,083)	(1,126,425)
Inventories	(2,038,096)	(2,026,214)	370,970
Prepaid expenses and other current assets	(4,021,436)	(2,070,066)	(842,358)
Accounts payable	(816,530)	860,369	(473,991)
Advance from customers	1,409,334	(82,999)	(446,830)
Other current payables	(42,482)	178,113	118,740
VAT payable	1,222,130	1,220,419	1,756,920
Taxes payable	649,355	938,977	712,439
Operating lease Liabilities	(120,936)	(128,068)	(175,608)
Net cash (used in) provided by operating activities	(1,416,618)	(1,181,659)	1,786,271
CASH FLOWS FROM INVESTING ACTIVITIES
Interest-free loan to related parties	(16,896,831)	(19,535,129)	(18,197,697)
Interest-free loan repaid by related parties	20,319,617	18,439,556	18,343,712
Proceeds from sale of property and equipment			23,321
Purchase of short-term investment	(70,275)
Purchase of long-term investment			(1,550,195)
Proceeds from sale of long-term equity investments		1,500,966
Purchase of property and equipment	(314,197)	(777,994)	(10,974)
Cash paid for capitalized software development cost	(985,995)	(608,806)	(1,083,499)
Additional consideration paid for Reorganization	(1,437,646)
Net cash provided by (used in) investing activities	614,673	(981,407)	(2,475,332)
CASH FLOWS FROM FINANCING ACTIVITIES
Proceeds of interest-free loan from related parties	4,811,327	519,515	2,559
Repayments of interest-free loan to related parties	(3,658,828)	(2,454)	(19,775)
Repayments of short-term borrowings	(197,715)
Proceeds of long-term borrowings	141,225		217,027
Proceeds from short-term loan
Proceeds from additional paid in capital		1,208,568	1,036,811
Net cash provided by financing activities	1,096,009	1,725,629	1,236,622
Effect of exchange rate changes on cash and cash equivalents	(6,558)	6,258	(3,573)
NET (DECREASE) INCREASE IN CASH AND CASH EQUIVALENTS	287,506	(431,179)	543,988
CASH AND CASH EQUIVALENTS, beginning of period	182,829	614,008	70,020
CASH AND CASH EQUIVALENTS, end of period	470,335	182,829	614,008
SUPPLEMENTAL CASH FLOW INFORMATION
Income taxes	(239)		(568,005)
Interest	408	(16,715)	(12,641)
NON-CASH TRANSACTIONS
Addition of Right-of-use assets, nets	273,334	575,581	149,217
Liabilities incurred for purchase of property and equipment		$ 162,411